Filed Pursuant to Rule 485(b)

As filed with the Securities and Exchange Commission on December 19, 2008

Registration No. 33-19229; 811-5430

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 100	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 98	☒

(Check appropriate box or boxes)

SSgA FUNDS

(Exact Name of Registrant as Specified in Charter)

909 A Street

Tacoma, Washington  98402

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:  (253) 627-7001

Name and Address of	Copies to:
Agent for Service:
Gregory J. Lyons	Philip H. Newman, Esq.
Secretary	Goodwin Procter LLP
Russell Fund Services Company	Exchange Place
909 A Street	Boston, Massachusetts 02109
Tacoma, Washington 98402

Approximate Date of Proposed Public Offering:  As soon as

practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:

☐ immediately upon filing pursuant to paragraph (b)

☒ on (December 29, 2008) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph(b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until December 29, 2008, the effectiveness of the registration statement for the Registrant filed in Post-Effective Amendment No. 99 on December 18, 2008, pursuant to paragraph (b) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 100 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 99 to Registration No. 33-19229.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the SSgA Funds, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 100 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 19th day of December, 2008.

By:	/s/ Lynn L. Anderson
Lynn L. Anderson, Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on December 19, 2008.

Signature	Title

/s/ Lynn L. Anderson	Chairman of the Board
Lynn L. Anderson

/s/ Steven J. Mastrovich	Trustee
Steven J. Mastrovich

/s/ William L. Marshall	Trustee
William L. Marshall

/s/ Patrick J. Riley	Trustee
Patrick J. Riley

/s/ Richard D. Shirk	Trustee
Richard D. Shirk

/s/ Bruce D. Taber	Trustee
Bruce D. Taber

/s/ Henry W. Todd	Trustee
Henry W. Todd

/s/ Mark E. Swanson	Treasurer and Principal Financial Officer
Mark E. Swanson

/s/ James Ross	President and Principal Executive Officer
James Ross